Critical accounting estimates and judgments - Key assumptions to fair value less costs of disposals calculation (Details) - I-Systems	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of intangible assets material to entity [line items]
Discount rate	10.40%	9.40%
Terminal growth rate	4.60%	4.70%
Forecast period for calculation of fair value less costs of disposal	10 years
Minimum
Disclosure of intangible assets material to entity [line items]
Homes connected	600,000	700,000
Maximum
Disclosure of intangible assets material to entity [line items]
Homes connected	1,800,000	3,100,000